CONSULTING AGREEMENT	12 Months Ended
Sep. 30, 2024
Consulting Agreement
CONSULTING AGREEMENT

20. CONSULTING AGREEMENT

On March 31, 2023, the Company entered into a consulting and services agreement with Spirit Advisors LLC (“Spirit Advisors”). The Company agreed to compensate Spirit Advisors with engagement fee of U.S.$80,000, services fees of U.S.$240,000, and contingent performance fee of: (i) U.S.$200,000, if the Company’s market capitalization at the time of listing is at or below U.S.$50,000,000, or (ii) U.S.$300,000, if the Company’s market capitalization at the time of listing exceeds U.S.$50,000,000. Services fees of U.S. $80,000 out of U.S.$240,000 and contingent performance fee U.S.$300,000 were incurred and paid upon the closing of the Company’s initial public offering on January 17, 2025.